Other Gains (Losses) (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other gains losses [Abstract]
Results derivative contracts	[1]	$ 4,830,982	$ 5,108,327	$ (8,010,204)
Marketable securities to fair value		(275,172)	(132,420)	293,413
Bargain purchase gain	[2]	3,043,107	0	0
Other		(4,442,118)	(946,280)	0
Total		$ 3,156,799	$ 4,029,627	$ (7,716,791)

[1]	Under this concept the Company (payment) or received cash flows amounting to ThCh$ 8,184,537 (payment), ThCh$ 7,508,815 (payment) and ThCh$ 11,391,103 received, corresponding to 2019, 2018 and 2017, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.
[2]	Corresponds to the higher value originated by the business combination explained in Note 1 - General information, letter D) number (9).